American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND

American Century Mutual Funds, Inc. Prospectus Supplement Sustainable Equity Fund
Supplement dated December 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS
Management Fees (as a percentage of Assets)	[1]	0.84%	0.64%	0.49%	0.84%	0.84%	0.84%	0.64%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.85%	0.65%	0.50%	1.10%	1.85%	1.35%	0.65%
Fee Waiver or Reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.80%	0.60%	0.45%	1.05%	1.80%	1.30%	0.60%
[1]	3 The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	4 The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Expense Example - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	82	267	467	1,045
I CLASS	61	203	358	806
Y CLASS	46	156	275	624
A CLASS	676	900	1,142	1,834
C CLASS	183	578	997	2,163
R CLASS	133	423	735	1,619
R5 CLASS	61	203	358	806